UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

Cookson Peirce Core Equity Fund

(Symbol: CPEQX)

November 30, 2010

Investment Advisor

Cookson, Peirce & Co., Inc.

555 Grant Street

Suite 380

Pittsburgh, Pennsylvania 15219

Phone: 1-866-412-CORE (2673)

Cookson Peirce Core Equity Fund

Semi-Annual Report

Dear Shareholder:

Cookson, Peirce & Co., Inc. is pleased to provide you with our semi-annual report for the Cookson Peirce Core Equity Fund. The six months ended November 30, 2010, have been constructive for the fund and the broad economy. Since the beginning of June, the fund tallied a 13.13% return while the benchmark, the S&P 500, rose 9.50% through November 30, 2010. The bullish advance in the domestic averages which began 18 months ago has recently gained further momentum as the economic recovery appears to be solidifying. Equities spent the first half of the period testing the lows of the year before rallying in the later stages as the Fed took steps to stimulate the economy and renewed signs of growth emerged in the economic data.

The fund spent much of the past six months expanding the level of sector diversification while modifying the factor exposures favored by the management team. As the equity averages slogged through the mid-year period, the fund shifted its focus to larger capitalization securities and heavily favored income producing investments over their non-dividend paying peers. At the latest stages of the trailing six months, as data began to indicate a more robust resumption of economic expansion, management refocused on expanding the growth characteristics of the fund. This highly adaptive, nimble approach to portfolio construction is a distinct quality of the fund and, we believe, increases the potential of producing risk-adjusted, outperformance of the benchmark.

Several securities produced highlight worthy contributions over the past six months. Intuitive Surgical, Inc. was the main detractor from overall results, while Cummins, Inc. and Salesforce.com, Inc. proved the most additive. Intuitive Surgical, a medical device manufacturer specializing in robotic assisted, minimally invasive surgery, dropped as concerns mounted that a slowing economic recovery would depress spending on nonessential devices. Salesforce.com, a customer relationship management technology provider, rallied on investor enthusiasm for “cloud computing” applications and expanding corporate growth prospects. Cummins, the well-known diesel engine manufacturer, continued its ascent as improving prospects for emerging market growth lifted demand for heavy equipment.

We anticipate that the coming months will likely continue the trend of recent strong performance in the domestic equity markets. While there are numerous obstacles to growth, it appears that the recovery is strengthening and expanding. We are cognizant that emerging economies have thus far led the economic advance, but believe that developed nations are poised to perpetuate the rally. Merger and acquisition activity should be robust as flush firms look to expand their growth opportunities through consolidation. Furthermore, we anticipate further expansion of regular and special dividends as a means to return idle capital to owners. A depressed yield environment has many investors positioning for income and certain equities may seek to fill that void. We will be closely monitoring key economic variables to ensure that the recovery progresses and seek to properly align the fund with those factors and exposures being rewarded. We appreciate your continued investment in the Cookson Peirce Core Equity Fund and look forward to a continued rewarding relationship.

Sincerely,

Bruce W. Miller, CFA

Chief Investment Officer

Cory S. Krebs, CFA

Portfolio Manager, Vice President

Daniel S. Henderson, ChFC

President

Opinions expressed above are those of Cookson, Peirce & Co., Inc. and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments section of this report.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

COOKSON PEIRCE CORE EQUITY FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/10 – 11/30/10).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within sixty days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs

COOKSON PEIRCE CORE EQUITY FUND

of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/10	Ending Account Value 11/30/10	Expenses Paid During Period 6/1/10 – 11/30/10*
Actual	$1,000.00	$1,131.30	$8.01

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Continued

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund is managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The Fund's investment strategy focuses on individual stock selection taking into consideration the stock's industry group. Using quantitative measures established by the Advisor, the Fund seeks to purchase equities which have stronger relative performance than other equities. The Fund's sector breakdown as of November 30, 2010 is shown below.

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (continued)

(Unaudited)

Average Annual Returns as of November 30, 2010

	Cookson Peirce Core Equity Fund	S&P 500 Index
One Year	21.65%	9.94%

Three Year	(6.46)%	(5.15)%

Five Year	2.75%	0.98%

Since Inception (8/3/05)	3.64%	1.12%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-412-CORE (2673). The Fund imposes a 1.00% redemption fee on shares held less than sixty days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Continued

COOKSON PEIRCE CORE EQUITY FUND

Investment Highlights (continued)

(Unaudited)

*	Inception Date

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments

November 30, 2010

	Shares	Value
COMMON STOCKS - 91.21%

Amusement, Gambling, and Recreation Industries - 4.98%
Wynn Resorts Ltd.	10,690	$1,080,759

Broadcasting (except Internet) - 3.99%
Scripps Networks Interactive, Inc.	17,000	866,150

Building Material and Garden Equipment and Supplies Dealers - 4.81%
Fastenal Co.	19,490	1,043,105

Chemical Manufacturing - 12.90%
Bristol Myers Squibb Co.	36,300	916,212
El du Pont de Nemours & Co.	23,230	1,091,578
Medicis Pharmaceutical Corp.	30,000	790,500

		2,798,290

Computer and Electronic Product Manufacturing - 5.13%
ADTRAN, Inc.	22,000	685,080
RF MicroDevices, Inc.(a)	61,000	427,610

		1,112,690

Data Processing, Hosting and Related Services - 2.69%
Rackspace Hosting, Inc.(a)	20,000	583,400

Food Manufacturing - 4.45%
HJ Heinz Co.	20,015	966,124

Furniture and Home Furnishings Stores - 5.97%
Williams Sonoma, Inc.	38,950	1,295,867

Machinery Manufacturing - 6.68%
Cummins, Inc.	14,920	1,449,030

Miscellaneous Manufacturing - 5.85%
Estee Lauder Companies, Inc.	16,930	1,268,396

Other Information Services - 4.99%
Baidu, Inc. - ADR(a)	10,300	1,083,457

Professional, Scientific, and Technical Services - 6.04%
Salesforce.com, Inc.(a)	9,410	1,310,060

Software Publishers - 5.85%
Rovi Corp.(a)	23,000	1,268,910

Telecommunications - 4.71%
American Tower Corp.(a)	20,200	1,021,514

Transportation Equipment Manufacturing - 5.09%
Ford Motor Co.(a)	69,280	1,104,323

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Schedule of Investments (continued)

November 30, 2010

	Shares	Value
Utilities - 7.08%
Southern Co.	18,640	$703,101
TECO Energy, Inc.	49,730	832,977

		1,536,078

TOTAL COMMON STOCKS (Cost $14,936,931)		19,788,153

REAL ESTATE INVESTMENT TRUSTS - 8.20%
Public Storage	10,700	1,033,620
UDR, Inc.	33,380	744,374

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,744,774)		1,777,994

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.22%
Money Market Funds - 0.22%
AIM STIT - Liquid Assets Portfolio	$47,677	$47,677

TOTAL SHORT-TERM INVESTMENTS (Cost $47,677)		47,677

Total Investments (Cost $16,729,382) - 99.63%		21,613,824
Other Assets in Excess of Liabilities - 0.37%		80,080

TOTAL NET ASSETS - 100.00%		$21,693,904

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Assets and Liabilities

November 30, 2010 (Unaudited)
ASSETS
Investments, at value (cost $16,729,382)	$21,613,824
Dividends and interest receivable	133,398
Other assets	10,847

TOTAL ASSETS	21,758,069

LIABILITIES
Payable to Advisor	11,839
Payable to affiliates	24,244
Accrued expenses and other liabilities	28,082

TOTAL LIABILITIES	64,165

NET ASSETS	$21,693,904

Net Assets Consist Of:
Paid-in capital	$21,280,447
Accumulated net investment income	90,680
Accumulated net realized loss	(4,561,665)
Net unrealized appreciation on investments	4,884,442

Net Assets	$21,693,904

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,864,579

Net asset value, redemption price and offering price per share(1)	$11.63

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statement of Operations

For the Six Months Ended November 30, 2010 (Unaudited)
Investment Income
Dividend income	$241,790
Interest income	145

Total Investment Income	241,935

Expenses
Advisory fees	100,837
Administration fees	18,744
Transfer agent fees and expenses	15,303
Fund accounting fees	13,804
Audit and tax fees	12,792
Federal and state registration fees	9,603
Legal fees	8,784
Custody fees	3,537
Reports to shareholders	3,450
Chief Compliance Officer fees and expenses	2,562
Other expenses	2,379
Trustees’ fees and related expenses	2,013

Total Expenses	193,808
Less waivers and reimbursement by Advisor (Note 4)	(42,553)

Net Expenses	151,255

Net Investment Income	90,680

Realized and Unrealized Gain on Investments
Net realized gain (loss) from investments	995,543
Change in net unrealized appreciation (depreciation) from investments	1,465,393

Net Realized and Unrealized Gain on Investments	2,460,936

Net Increase in Net Assets From Operations	$2,551,616

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Statements of Changes in Net Assets

	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
From Operations
Net investment income (loss)	$90,680	$(114,566)
Net realized gain from investments	995,543	2,560,685
Net change in unrealized appreciation from investments	1,465,393	1,822,958

Net increase in net assets from operations	2,551,616	4,269,077
From Capital Share Transactions
Proceeds from shares sold	1,962,561	6,127,380
Costs for shares redeemed*	(2,496,249)	(4,388,065)

Net increase (decrease) in net assets from capital share transactions	(533,688)	1,739,315

Total Increase in Net Assets	2,017,928	6,008,392

Net Assets:
Beginning of period	19,675,976	13,667,584

End of period	$21,693,904	$19,675,976

Accumulated Net Investment Income	$90,680	$—

*Net of Redemption fees of	$55	$510

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2007		Period Ended May 31, 2006(1)
Net Asset Value, Beginning of Period	$10.28	$7.85	$15.20	$13.38	$11.59		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.06)	(0.06)	(0.12)	(0.07)		(0.07	)(2)
Net realized and unrealized gain (loss) on investments	1.30	2.49	(7.29)	2.53	1.86		1.66

Total from investment operations	1.35	2.43	(7.35)	2.41	1.79		1.59

Less distributions paid:
From net realized gain on investments	—	—	—	(0.59)	—		—

Total distributions paid	—	—	—	(0.59)	—		—

Paid-in capital from redemption fees (Note 2)	— (3)	— (3)	— (3)	—	—	(3)	—

Net Asset Value, End of Period	$11.63	$10.28	$7.85	$15.20	$13.38		$11.59

Total Return(4)	13.13%	30.96%	(48.36)%	18.16%	15.44%		15.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$21,694	$19,676	$13,668	$23,170	$14,878		$9,547

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)	1.92%	2.10%	2.04%	2.02%	2.63	%(5)	3.89%
After waiver and expense reimbursement(6)	1.50%	1.50%	1.50%	1.68%	2.00	%(5)	2.00%

Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(6)	0.48%	(1.26)%	(1.17)%	(1.38)%	(1.27	)%(7)	(2.62)%
After waiver and expense reimbursement(6)	0.90%	(0.66)%	(0.63)%	(1.04)%	(0.64	)%(7)	(0.73)%

Portfolio turnover rate(4)	38.09%	117.03%	158.68%	100.36%	114.85%		60.99%

(1)	Fund commenced operations on August 3, 2005.
(2)	Per share net investment loss has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)

The ratio of expenses to average net assets includes interest expense. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding interest expense was 2.63% and 2.00% respectively, for the period ended May 31, 2007.

(6)	Annualized for periods less than one year.
(7)	The net investment loss ratios include interest expense of $46.

The accompanying notes are an integral part of these financial statements.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements

November 30, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cookson Peirce Core Equity Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term growth of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on August 3, 2005. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Cookson, Peirce & Co., Inc. (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2010 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$19,788,153	$—	$—	$19,788,153
Real Estate Investment Trusts	1,777,994	—	—	1,777,994

Total Equity	21,566,147	—	—	21,566,147
Short-Term Investments	47,677	—	—	47,677

Total Investments in Securities	$21,613,824	$—	$—	$21,613,824

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2010 (Unaudited)

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for interim and annual periods beginning after November 15, 2008. Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management has evaluated Disclosures about Derivatives and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2010 (Unaudited)

value per share. The Fund charges a 1.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. The Fund retained redemption fees of $510 and $55 during the year ended May 31, 2010 and six months ended November 30, 2010, respectively.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

As of May 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$16,288,025

Gross tax unrealized appreciation	$3,998,962
Gross tax unrealized depreciation	(579,913)

Net tax unrealized appreciation	$3,419,049

Undistributed ordinary income	$—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated losses	(5,557,208)

Total accumulated losses	$(2,138,159)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Loss	Paid-In Capital
$114,566	$—	$(114,566)

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2010 (Unaudited)

At May 31, 2010, the Fund had accumulated net realized capital loss carryovers of $4,435,996 and $1,121,212, which will expire on May 31, 2018 and May 31, 2017, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued “Accounting for Uncertainty in Income Taxes” (“Accounting for Uncertainty”). Accounting for Uncertainty addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted Accounting for Uncertainty in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of May 31, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010. At May 31, 2010, the fiscal years 2007 through 2010 remain open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00%.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through September 28, 2011 at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 1.50% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the six months ended November 30, 2010, expenses of $42,553 incurred by the Fund were waived or reimbursed by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

May 31, 2011	$58,641
May 31, 2012	$93,292
May 31, 2013	$104,774
May 31, 2014	$42,553

COOKSON PEIRCE CORE EQUITY FUND

Notes to Financial Statements, continued

November 30, 2010 (Unaudited)

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended November 30, 2010	Year Ended May 31, 2010
Shares sold	189,903	639,370
Shares redeemed	(238,619)	(467,839)

Net increase (decrease)	(48,716)	171,531

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2010, were $7,562,911 and $8,112,523, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(8)	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Fund’s financial statement disclosures.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

COOKSON PEIRCE CORE EQUITY FUND

Additional Information

(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-412-CORE (2673).

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	26	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1986–Present); Director, Flight Standards & Training (1990–1999).	26	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

COOKSON PEIRCE CORE EQUITY FUND

Additional Information (continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 67	Trustee	Indefinite Term; Since October 23, 2009	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–Present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	26	Independent Trustee, Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives Fund complex (three closed-end investment companies).

Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 48	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	26	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

COOKSON PEIRCE CORE EQUITY FUND

Additional Information (continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President); Since September 10, 2008 (Treasurer)	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–Present); UMB Investment Services Group (2000–2004).	N/A	N/A

Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 63	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	Senior Vice President, U.S. Bancorp Fund Services, LLC (2001–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 31	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 36	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

(1)

Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-412-CORE (2673). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund toll free, 1-866-412-CORE (2673), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

COOKSON PEIRCE CORE EQUITY FUND

Investment Advisor	Cookson, Peirce & Co., Inc.
555 Grant Street
Suite 380
Pittsburgh, Pennsylvania 15219

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	February 4, 2011

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date	February 4, 2011